INVENTORIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Inventories [Line Items]
Inventory expensed in cost of sales	$ 95,638	$ 58,605
Inventory provision and plant waste included in cost of sales	10,252	26,177
Inventory provision relating to excess and unsaleable inventories	4,048	15,039
Inventory write-down related to adjustments to net realizable value	4,569	21,097
Plant waste included in cost of sales	5,706	6,273
Realized loss on fair value on inventories sold and other inventory charges (Note 7)	35,204	35,721
Realized loss on fair value on inventories sold	31,133	19,489
Cost of sales
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	498	4,865
Fair value adjustments
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	$ 4,071	$ 16,232